Post-employment benefits for employees (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 19,037	$ 17,533
Benefit obligation at end of period	17,775	19,037
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	19,934	18,945
Fair value of plan assets at end of period	18,868	19,934
Funded status	1,093	897
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(2,167)	(2,644)
Limitation on recognition of fund surplus at end of period	(60)	(2,167)
Net asset/(liability) in the balance sheet at end of period	1,033	(1,270)	$ (1,232)
Pension plans | Switzerland
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	13,453
Benefit obligation at end of period	12,843	13,453
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	15,892
Fair value of plan assets at end of period	15,225	15,892
Funded status	2,382	2,439
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	2,112
Limitation on recognition of fund surplus at end of period		2,112
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	440	422
Benefit obligation at end of period	392	440
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	71	60
Fair value of plan assets at end of period	81	71
Funded status	(311)	(369)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net asset/(liability) in the balance sheet at end of period	(311)	(369)	$ (362)
Continuing operations [member] | Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Current service cost	259	260
Interest cost	398	504
Past service cost and settlements	(85)	28
Administrative expenses	24	25
Remeasurement losses/(gains) arising from changes in financial assumptions	431	1,350
Remeasurement losses/(gains) arising from changes in demographic assumptions	(98)	(303)
Experience-related remeasurement losses/(gains)	76	23
Currency translation effects	(1,065)	1,304
Benefit payments	(1,373)	(1,384)
Contributions of associates	176	174
Effect of acquisitions, divestments or transfers	(5)	52
Defined benefit plan, change in fair value of plan assets [roll forward]
Interest income	369	514
Return on plan assets excluding interest income	682	175
Currency translation effects	(1,187)	1,524
Novartis Group contributions	381	408
Contributions of associates	176	174
Settlements	(110)	(35)
Benefit payments	(1,373)	(1,384)
Effect of acquisitions, divestments or transfers	(4)	(1)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Change in limitation on recognition of fund surplus	2,034	740
Currency translation effects	100	(209)
Interest income on limitation of fund surplus	(27)	(60)
Continuing operations [member] | Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Current service cost	9	9
Interest cost	23	22
Past service cost and settlements	12
Remeasurement losses/(gains) arising from changes in financial assumptions	(10)	13
Remeasurement losses/(gains) arising from changes in demographic assumptions		(14)
Experience-related remeasurement losses/(gains)	(43)	44
Currency translation effects	(13)	4
Benefit payments	(26)	(34)
Defined benefit plan, change in fair value of plan assets [roll forward]
Interest income	3	2
Return on plan assets excluding interest income	7	10
Novartis Group contributions	26	33
Benefit payments	$ (26)	(34)
Discontinued operations [member] | Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation, discontinued operations at beginning of period		(529)
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets discontinued operations at beginning of period		(386)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus discontinued operations at beginning of period		(6)
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation, discontinued operations at beginning of period		$ (26)